Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of DPAC And VOBA Balances to Changes in Expected Long Term Equity Growth Rate Explanatory (Parenthetical) (Detail) - United States [member] - EUR (€)
€ in Billions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Analysis Of DPAC And VOBA Balances To Changes In Expected Long Term Equity Growth RateTable [Line Items]
Percentage of decrease in expected long-term equity growth rate	1.00%	1.00%
DPAC and VOBA balance	€ 2.1	€ 2.4